Related party transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 30 – Related party transactions

The Corporation grants loans to its directors, executive officers and certain related individuals or organizations in the ordinary course of business. The movement and balance of these loans were as follows:

	Executive
(In thousands)	Officers	Directors	Total
Balance at December 31, 2010	$3,481	$96,045	$99,526
New loans	2,769	28,266	31,035
Payments	(725)	(24,223)	(24,948)
Other changes	(65)	-	(65)
Balance at December 31, 2011	$5,460	$100,088	$105,548
New loans	311	51,623	51,934
Payments	(786)	(36,667)	(37,453)
Other changes	(38)	(6,837)	(6,875)
Balance at December 31, 2012	$4,947	$108,207	$113,154

The amounts reported as “other changes” include items such as changes in the status of those who are considered related parties and loans sold.

At December 31, 2012, the Corporation's banking subsidiaries held deposits from related parties, excluding EVERTEC, amounting to $ 23 million (2011 - $ 36 million).

From time to time, the Corporation, in the ordinary course of business, obtains services from related parties or makes contributions to non-profit organizations that have some association with the Corporation. Management believes the terms of such arrangements are consistent with arrangements entered into with independent third parties.

During 2012, the Corporation engaged, in the ordinary course of business, the legal services of certain law firms in Puerto Rico, in which the Secretary of the Board of Directors of Popular, Inc. and immediate family members of one executive officer of the Corporation acted as senior counsel or as partner. The fees paid to these law firms for the year 2012 amounted to approximately $1.9 million (2011 - $3 million).

For the year ended December 31, 2012, the Corporation made contributions of approximately $0.6 million to Banco Popular Foundations, which are not-for-profit corporations dedicated to philanthropic work (2011 - $0.6 million).

In August 2009, BPPR sold part of the real estate assets and related construction permits of a residential construction project to a limited liability company (the “LLC”) for $13.5 million. The LLC is controlled by two family members of an executive officer of the Corporation, one which is a director of the Corporation. BPPR provided a loan facility, consisting of a term loan and a revolving line of credit, to finance the acquisition and completion of the residential construction project. The loan was collateralized by the real estate acquired. On September 28, 2012, the loans were sold by the Bank to an unaffiliated third party for $6.6 million. The outstanding unpaid principal balance of the loans on the date of sale was $17.8 million.

As of December 31, 2012, an entity controlled by a director and one family member had a $2.5 million commercial line of credit with BPPR, which had an outstanding balance of $2.2 million as of such date. The facility was secured by a combination of securities and real estate property. The line of credit was repaid in its entirety and cancelled in January 2013.

A director of the Corporation and entities controlled by him has a series of loan relationships with BPPR, which were restructured in March 2012. The aggregate amount of the credit facilities restructured approximated $1.8 million, of which approximately $1.5 million was outstanding at the time of the restructuring. As part of the restructuring, certain lines of credit were converted to term loans. The modified credit facilities are considered troubled debt restructurings because of the approved term extensions which could be viewed as an accommodation to a borrower to ensure continued compliance with its obligations. During 2012, one of the credit facilities with an outstanding balance of $0.3 million was paid in full. As of December 31, 2012 the term loans had an aggregate outstanding balance of $1.2 million.

In October 2007, a corporation, in which a family member of a director owns a 50% equity interest, obtained a $3.9 million loan from BPPR to acquire a parcel of property on which it intended to develop a residential project in Puerto Rico. Certain of the director's family members personally guaranteed the loan. The borrower also obtained a $250,000 unsecured line of credit from BPPR. The project was never constructed as a result of a series of legal challenges regarding the zoning approvals and went into default. BPPR commenced foreclosure and collection proceedings against both the borrower and the guarantors in April 2010. At December 31, 2012, the loan was classified as held-for-sale and was not accruing interest. At December 31, 2012, the carrying value of the loan amounted to $2.0 million.

In June 2006, family members of a director of the Corporation, obtained an $828,000 mortgage loan from Popular Mortgage, Inc., secured by a residential property. The director was not a director of the Corporation at the time the loan was made. In March, 2012 the loan was restructured under the Corporation's loss mitigation program. The client is current under modified payment terms. The balance due on the loan at December 31, 2012 was approximately $0.9 million.

In November 2007, family members of an executive officer and member of the Board of Directors of the Corporation, obtained a $1.35 million mortgage loan from Popular Mortgage, secured by a residential property. The borrowers became delinquent on their payments commencing in September 2009 and after exhausting various collection and loss mitigation efforts BPPR commenced foreclosure procedures in October 2011, which are ongoing. The balance due on the loan at December 31, 2012, including accumulated interest, was approximately $1.7 million. At December 31, 2012, the Corporation had recorded a loss of approximately $500,000 on this loan.

The Corporation has had loan transactions with the Corporation's directors and officers, and with their associates, and proposes to continue such transactions in the ordinary course of its business, on substantially the same terms, including interest rates and collateral, as those prevailing for comparable loan transactions with third parties, except as disclosed above. Except as discussed above, the extensions of credit have not involved and do not currently involve more than normal risks of collection or present other unfavorable features.

Sale of Processing and Technology Business and Related party transactions with EVERTEC, as an affiliate

In 2010, the Corporation entered into a merger agreement, dated as of June 30, 2010, to sell a 51% interest in EVERTEC, including the merchant acquiring business of BPPR (the “EVERTEC transaction”), to funds managed by Apollo Management, L.P. (“Apollo”), an unrelated third-party, in a leveraged buyout.

On September 30, 2010, the Corporation completed the EVERTEC transaction. Following the consummation of the EVERTEC transaction, EVERTEC is now a wholly-owned subsidiary of Carib Holdings, Inc., a newly formed entity that is operated as a joint venture, with Apollo and the Corporation initially owning 51% and 49%, respectively, subject to pro rata dilution for certain issuances of capital stock to EVERTEC management. In connection with the leveraged buyout, EVERTEC issued financing in the form of unsecured senior notes and a participation in a syndicated loan (senior secured credit facility). As of December 31, 2012, the Corporation's holds a 48.5% interest in the holding company of Evertec.

The equity value of the Corporation's retained interest in the former subsidiary, as determined in an orderly transaction between market participants, takes into consideration the buyer's enterprise value of EVERTEC reduced by the debt incurred, net of debt issue costs, utilized as part of the sale transaction. Prospectively, the investment in EVERTEC is accounted for under the equity method and evaluated for impairment if events or circumstances indicate that a decrease in value of the investment has occurred that is other-than-temporary.

As part of the EVERTEC transaction, on September 30, 2010, the Corporation entered into certain ancillary agreements pursuant to which, among other things, EVERTEC provides various processing and information technology services to the Corporation and its subsidiaries and gives BPPR access to the ATH network owned and operated by EVERTEC by providing various services, in each case for initial terms of fifteen years.

The Corporation's equity in EVERTEC, including the impact of intra-entity eliminations, is presented in the table which follows and is included as part of “other assets” in the consolidated statements of financial condition. During the year ended December 31, 2012, the Corporation received net capital distributions of $155 million from its investments in EVERTEC's holding company, which included $5 million in dividend distributions.

(In thousands)	December 31, 2012	December 31, 2011
Equity investment in EVERTEC	$73,916	$191,072
Intra-company eliminations (detailed in next table)	27,209	11,944
Equity investment in EVERTEC, considering intra-company eliminations	$101,125	$203,016

The Corporation had the following financial condition accounts outstanding with EVERTEC at December 31, 2012 and 2011. The 51.5% majority interest represents the share of transactions with the affiliate that is not eliminated in the consolidation of the Corporation's statements of financial condition at December 31, 2012 (2011 - 51%).

	At December 31, 2012			At December 31, 2011
(In thousands)	100%	Popular's 48.5% interest (eliminations)	51.5% majority interest	100%	Popular's 49% interest (eliminations)	51% majority interest
Loans	$53,589	$25,980	$27,609	$53,215	$26,075	$27,140
Investment securities	35,000	16,968	18,032	35,000	17,150	17,850
Deposits	19,968	9,680	10,288	54,288	26,601	27,687
Accounts receivables (Other assets)	4,085	1,980	2,105	5,132	2,515	2,617
Accounts payable (Other liabilities)	16,582	8,039	8,543	14,684	7,195	7,489
Net total	$56,124	$27,209	$28,915	$24,375	$11,944	$12,431

The Corporation's proportionate share of income or loss from EVERTEC is included in other operating income in the consolidated statements of operations since October 1, 2010. The following table presents the Corporation's proportionate share of income (loss) from EVERTEC for the quarter and year ended December 31, 2012 and 2011.The unfavorable impact of the elimination in non-interest income presented in the table is principally offset by the elimination of 48.5% of the professional fees (operating expenses) paid by the Corporation to EVERTEC during the years ended December 31, 2012 (2011 - 49%).

	December 31,
(In thousands)	2012	2011
Share of income from the equity investment in EVERTEC	$38,274	$13,936
Intra-company eliminations considered in other operating income (detailed in next table)	(53,449)	(52,218)
Share of loss from the equity investment in EVERTEC, net of eliminations	$(15,175)	$(38,282)

The following tables present the impact of transactions and service payments between the Corporation and EVERTEC (as an affiliate) and their impact on the results of operations for the years ended December 31, 2012 and 2011. Items that represent expenses to the Corporation are presented with parenthesis. For consolidation purposes, for the year ended December 31, 2012, the Corporation eliminates 48.5% of the income (expense) between EVERTEC and the Corporation from the corresponding categories in the consolidated statements of operations and the net effect of all items at 48.5% is eliminated against other operating income, which is the category used to record the Corporation's share of income (loss) as part of its equity method investment in EVERTEC (2011 -49%). The 51.5% majority interest in the table that follows represents the share of transactions with the affiliate that is not eliminated in the consolidation of the Corporation's results of operations for the years ended December 31, 2012 (2011 -51%).

	December 31, 2012			December 31, 2011
(In thousands)	100%	Popular's 48.5% interest (eliminations)	51% majority interest	100%	Popular's 49% interest (eliminations)	51% majority interest	Category
Interest income on loan to EVERTEC	$3,373	$1,621	$1,752	$3,619	$1,773	$1,846	Interest income
Interest income on investment securities issued by EVERTEC	3,850	1,851	1,999	3,850	1,887	1,963	Interest income
Interest expense on deposits	(267)	(127)	(140)	(627)	(307)	(320)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	25,188	12,090	13,098	27,300	13,377	13,923	Other service fees
Processing fees on services provided by EVERTEC	(150,677)	(72,435)	(78,242)	(149,156)	(73,086)	(76,070)	Professional fees
Rental income charged to EVERTEC	6,647	3,193	3,454	7,063	3,461	3,602	Net occupancy
Transition services provided to EVERTEC	751	358	393	1,382	677	705	Other operating expenses
Total	$(111,135)	$(53,449)	$(57,686)	$(106,569)	$(52,218)	$(54,351)

Prior to the EVERTEC sale transaction on September 30, 2010, EVERTEC had certain performance bonds outstanding, which were guaranteed by the Corporation under a general indemnity agreement between the Corporation and the insurance companies issuing the bonds. The Corporation agreed to maintain, for a 5-year period following September 30, 2010, the guarantee of the performance bonds. The EVERTEC's performance bonds guaranteed by the Corporation amounted to approximately $ 1.0 million at December 31, 2012 (2011 - $ 15.0 million). Also, EVERTEC had an existing letter of credit issued by BPPR, which amounted to $ 2.9 million at December 31,2012 and 2011. As part of the merger agreement, the Corporation also agreed to maintain outstanding this letter of credit for a 5-year period. EVERTEC and the Corporation entered into a Reimbursement Agreement, in which EVERTEC will reimburse the Corporation for any losses incurred by the Corporation in connection with the performance bonds and the letter of credit. Possible losses resulting from these agreements are considered insignificant.

As indicated in Note 28 to the consolidated financial statements, the Corporation holds a 24.9% equity interest in PRLP 2011 Holdings LLC and currently provides certain financing to the joint venture as well as holds certain deposits from the entity.

The following table presents transactions between the Corporation and PRLP 2011 Holdings, LLC and their impact on the Corporation's results of operations for the year ended December 31, 2012.

	December 31, 2012
(In thousands)	100%	Popular's 24.9% interest (eliminations)	75.1% majority interest
Interest income on loan to PRLP 2011 Holdings, LLC	$2,688	$669	$2,019

The Corporation had the following financial condition accounts outstanding with PRLP 2011 Holdings, LLC at December 31, 2012 and 2011. The 75.1% majority interest represents the share of transactions with the affiliate that is not eliminated in the consolidation of the Corporation's statement of financial condition.

	At December 31, 2012			At December 31, 2011
(In thousands)	100%	Popular's 24.9% interest (eliminations)	75.1% majority interest	100%	Popular's 24.9% interest (eliminations)	75.1% majority interest
Loans	$60,040	$14,950	$45,090	$86,167	$21,456	$64,711
Deposits (non-interest bearing)	7,103	1,769	5,334	64	16	48
Accrued interest receivable	163	41	122	-	-	-
Net total	$53,100	$13,222	$39,878	$86,103	$21,440	$64,663